SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK 10036-6522 TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com

FIRM/AFFILIATE

OFFICES

BOSTON

CHICAGO

HOUSTON

LOS ANGELES

PALO ALTO

SAN FRANCISCO

WASHINGTON, D.C.

WILMINGTON

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SHANGHAI

SINGAPORE

SYDNEY

May 02, 2012

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

RE:	The Gabelli Asset Fund (the “Fund”)
File Nos. 33-01719 and 811-04494

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). This Amendment was filed electronically on April 27, 2012 (Accession #0001193125-12-191442).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert
A. Mullady
S. Kothari
H. Robichaud
A. Lonergan